25. Post-Employment Benefits (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfNetPeriodicPlanCostsGainsLineItems [Line Items]
Cost of current service	R$ 21,866
Estimated cost of interest	832,127
Expected return on plan assets	(753,809)
Expected employee contributions	(9,892)
Costs (income or loss)	90,292	R$ (29,679)	R$ (59,584)	R$ 290,931
Unified Plan
DisclosureOfNetPeriodicPlanCostsGainsLineItems [Line Items]
Cost of current service	589	329	203	471
Estimated cost of interest	533,202	563,257	601,259	559,366
Expected return on plan assets	(531,448)
Expected employee contributions	(248)
Costs (income or loss)	2,095
Plan III
DisclosureOfNetPeriodicPlanCostsGainsLineItems [Line Items]
Cost of current service	9,644	10,502	10,174	8,275
Estimated cost of interest	196,009	176,878	170,531	146,595
Expected return on plan assets	(205,782)
Expected employee contributions	(9,644)
Costs (income or loss)	(9,773)
Assistance Plan
DisclosureOfNetPeriodicPlanCostsGainsLineItems [Line Items]
Cost of current service	11,633	9,225	44,942	34,802
Estimated cost of interest	102,916	R$ 105,987	R$ 108,465	R$ 127,622
Expected return on plan assets	(16,579)
Expected employee contributions	0
Costs (income or loss)	R$ 97,970